Related-Party Transactions - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Directors [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	$ 3	$ 3
Share-based benefits (2)	1	1
Total compensation	4	4
Senior officers [member]
Disclosure of transactions between related parties [line items]
Short-term benefits (1)	18	18
Post-employment benefits	3	3
Share-based benefits (2)	30	30
Termination benefits		4
Total compensation	$ 51	$ 55